BUSINESS ACQUISITIONS - Acquisition of Pro Forma information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Occurred January 1 2017
Summary of unaudited pro forma result of operations
Pro forma net revenue		$ 165,309	$ 154,124
Pro forma net income (loss) attributable to RYB Education, Inc.		$ 380	$ 9,442
Pro forma net income (loss) per ordinary share - basic		$ 0.01	$ 0.38
Pro forma net income (loss) per ordinary share- diluted		$ 0.01	$ 0.36
Occurred January 1 2018
Summary of unaudited pro forma result of operations
Pro forma net revenue	$ 189,907	$ 181,964
Pro forma net income (loss) attributable to RYB Education, Inc.	$ (2,791)	$ (2,279)
Pro forma net income (loss) per ordinary share - basic	$ (0.10)	$ (0.08)
Pro forma net income (loss) per ordinary share- diluted	$ (0.10)	$ (0.08)